Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Provisions for liabilities and charges
Total	£ 67,599	£ 61,087
Customer deposits including repos
Provisions for liabilities and charges
Total	2,312	1,812
MRELs
Provisions for liabilities and charges
Total	25,441	23,998
Other medium term notes
Provisions for liabilities and charges
Total	28,033	22,087
Commercial paper and certificates of deposit
Provisions for liabilities and charges
Total	9,401	11,266
Covered bonds
Provisions for liabilities and charges
Total	749	749
Securitisation
Provisions for liabilities and charges
Total	£ 1,663	£ 1,175